13. Commitments and Contingencies (Details)	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease payment 2019	$ 2,036
Future minimum lease payment 2020	1,272
Future minimum lease payment 2021	1,272
Future minimum lease payment 2022	1,272
Future minimum lease payment 2023 and beyond	$ 3,817